Annual Fund Operating Expenses - Hartford Municipal Opportunities ETF - Hartford Municipal Opportunities ETF	Nov. 25, 2020
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.29%